Commissions and expenses (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Commissions and Expenses
	2018		2017		2016
Commissions		2,445		2,661		2,929
Employee expenses		2,061		2,234		2,287
Administration expenses		1,477		1,424		1,273
Deferred expenses		(831)		(980)		(1,203)
Amortization of deferred expenses		928		543		880
Amortization of VOBA and future servicing rights		144		43		184
Total		6,224		5,925		6,351

Summary of Employee Expenses

Employee expenses	2018	2017	2016
Salaries	1,261	1,470	1,471
Post-employment benefit costs	277	318	338
Social security charges	120	151	155
Other personnel costs	367	267	294
Shares	36	28	28
Total	2,061	2,234	2,287

Summary of Cumulative Number of Shares and Their Status in Relation to Active Long Term Incentive Plans and Allocated Variable Compensation to Identified Staff

The following overview contains the cumulative number of shares and their status in relation to active Long Term Incentive Plans and allocated variable compensation to Identified Staff.

	2014 [1]	2015 [1]	2016 [1]	2017 [1]	2018 [1]	Total
Number of shares conditionally granted [2]	5,306,037	5,178,633	6,809,814	6,722,418	6,513,984	30,530,886
Number of shares allocated	4,714,569	4,942,275	7,155,420	7,461,564	-	24,273,828
[1]	Performance year for both Long-term incentive plans and Variable compensation Identified Staff
[2]	Number of shares conditionally granted based on the at target number of grants made that could increase or decrease subject to the actual performance attained

	2014 [1]	2015 [1]	2016 [1]	2017 [1]	2018 [1]	Total
Unvested at January 1, 2017	4,181,844	4,553,637	6,809,814	-	-	15,545,295
Number of shares conditionally granted [2]	-	-	-	6,722,418	-	6,722,418
Number of shares allocated [4]	49,780	-	345,606	1,115,876	-	1,511,262
Number of shares forfeited	42,580	116,505	136,506	-	-	295,591
Number of shares vested	1,887,728	122,638	427,485	158,666	-	2,596,517
Unvested at December 31, 2017	2,301,316	4,314,494	6,591,429	7,679,628	-	20,886,867
Number of shares conditionally granted [2]	-	-	-	-	6,513,984	6,513,984
Number of shares allocated [4]	-	-	11,471	739,146	166,371	916,988
Number of shares forfeited	94,876	102,383	169,629	364,515	-	731,403
Number of shares vested	2,206,440	1,831,944	189,300	810,028	-	5,037,712
Unvested at December 31, 2018	-	2,380,167	6,243,971	7,244,231	6,680,355	22,548,724

Average share price used for grant in EUR [3]	6.739	6.106	5.128	5.246	5.405

Fair value of shares at grant date in EUR	5.840 to 6.658	5.159 to 6.018	3.990 to 4.898	4.040 to 4.933	4.143 to 5.054

[1]  Performance year for both Long-term incentive plans and Variable compensation Identified Staff

[2]  Number of shares conditionally granted based on the at target number of grants made that could increase or decrease subject to the actual performance attained

[3]  This value is the volume weighted average price (VWAP) of Aegon on the Euronext Amsterdam stock exchange for the period December 15 to January 15

[4]  Per 2017 shares allocated as sign-on are not allocated anymore to the plan years in which the vesting takes place. Instead, we now create and allocate specific sign-on shares in the calendar year of commencement.

Aegon N.V [member]
Statement [LineItems]
Summary of Commissions and Expenses

	2018	2017
Employee expenses	83	80

Administration expenses	79	78

Cost sharing to group companies	(80)	(76)

Total	82	82